Note 10 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2016	2015

Balance at year-end	$68,359	$35,825
Average balance outstanding	37,130	11,768
Maximum month-end balance	68,359	35,825
Weighted-average rate at year-end	0.61%	1.37%
Weighted-average rate during the year	0.89%	1.65%

Schedule of Repurchase Agreements [Table Text Block]
	Repurchase Agreements (Sweep) Accounted for as
	Secured Borrowings
	(in thousands)
	Overnight and Continuous
	December 31, 2016	December 31, 2015
Repurchase agreements:
Mortgage-backed securities in government sponsored entities	$2,667	$1,877
Tax-exempt obligations of states and political subdivisions	968	-
U.S. Government agency securities	-	1,052
Gross amount of recognized liabilities	$3,635	$2,929